DEBT (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 29, 2018 USD ($)	Nov. 14, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Period Following Issuance of Notes to File a Shelf Registration Statement	365 days	365 days
Basis Point Increase in Interest Rate for First Ninety Days after Registration Default	25	25
Basis Point Increase in Interest Rate for each Subsequent Ninety Day period after Registration Default	25	25
Basis Point Increase in Interest Rate Maximum after Registration Default	100	100
Commercial Paper Program, Maximum Authorized Amount Outstanding	$ 400,000,000	$ 400,000,000.0
Debt maturing within one year	$ 50,000,000	$ 100,000,000			$ 235,000,000
ITC Holdings Corp. | Unsecured Debt | Senior Notes, Due November 15, 2022
Debt Instrument [Line Items]
Principal amount				$ 500,000,000
Interest Rate		2.70%		2.70%
ITC Holdings Corp. | Unsecured Debt | Senior Notes, Due November 15, 2027
Debt Instrument [Line Items]
Principal amount				$ 500,000,000
Interest Rate		3.35%		3.35%
ITCTransmission | Secured Debt | First Mortgage Bonds, Series G, due March 30, 2053
Debt Instrument [Line Items]
Principal amount			$ 225,000,000
Interest Rate			4.00%
ITCTransmission | Secured Debt | First Mortgage Bonds, Series D, due April 1, 2018
Debt Instrument [Line Items]
Interest Rate	5.75%	5.75%			5.75%
Extinguishment of Debt, Amount	$ 100,000,000
ITCTransmission | Line of Credit | Term Loan Credit Agreement, Due March 23, 2019
Debt Instrument [Line Items]
Extinguishment of Debt, Amount	$ 50,000,000